Due to Stockholder (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders Equity Notes Disclosure [Abstract]
Accrues interest, percentage	5.00%
Amounts due to stockholder	$ 500,000	$ 0	$ 38,207
Interest accrued	$ 1,096	$ 0